General & Administrative Expenses, Valuation of stock compensation (Details)		1 Months Ended							12 Months Ended
		May 31, 2019 shares $ / shares	Mar. 31, 2019 shares	Feb. 28, 2019 shares	Jan. 31, 2019 shares	Oct. 31, 2018 shares	Feb. 28, 2018 shares	Jan. 31, 2018 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vested (in shares)	[1]								755,500	1,085,331	1,132,988
Number of restricted stock, forfeited (in shares)									0	22,500	57,501
January 2019 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)					560,000
Number of restricted stock, vested subject to certain market conditions (in shares)		200,000
March 2019 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)			210,000
January 2018 [Member] | Management and Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)								567,000
January 2018 One [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)									355,000
January 2018 One [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of shares vested, fair value (in dollars per share) | $ / shares		$ 3.04
January 2018 One [Member] | Management and Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vested (in shares)				78,500			264,000
Number of restricted stock, forfeited (in shares)						12,500
January 2018 Two [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)									212,000
Number of shares vested, fair value (in dollars per share) | $ / shares									$ 2.30
January 2018 Two [Member] | Management and Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vested subject to certain market conditions (in shares)						202,000
Number of restricted stock, forfeited subject to certain market conditions (in shares)						10,000

[1]	Does not include shares in lieu of dividends